UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21681

                       Old Mutual/Claymore Long-Short Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    2455 Corporate West Drive Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                            2455 Corporate West Drive

                                 Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31
Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.


OLD MUTUAL/CLAYMORE LONG-SHORT FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)

NUMBER
OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
                           LONG-TERM INVESTMENTS - 128.2%

                           CONSUMER DISCRETIONARY - 13.1%

                12,821     Amazon.com, Inc. (a)                                                         $ 1,196,969
                32,282     Big Lots, Inc. (a)                                                               807,696
                10,103     Brinker International, Inc.                                                      158,920
               324,905     Comcast Corp. - Class A (b)                                                    5,487,646
                 8,273     DIRECTV Group, Inc. (a) (b)                                                      228,169
                77,416     DISH Network Corp. - Class A (a)                                               1,491,032
                     6     Foot Locker, Inc.                                                                     72
               286,344     Ford Motor Co. (a) (b)                                                         2,064,540
                45,871     Gap, Inc. (b)                                                                    981,639
                28,315     Gentex Corp.                                                                     400,657
                15,218     Genuine Parts Co. (b)                                                            579,197
                21,677     Guess? Inc.                                                                      802,916
                53,002     H&R Block, Inc.                                                                  974,177
                 7,645     Hasbro, Inc.                                                                     212,149
                32,969     Johnson Controls, Inc. (b)                                                       842,688
                 9,048     McGraw-Hill Cos., Inc. (b)                                                       227,467
                32,548     RadioShack Corp.                                                                 539,320
                 3,379     Snap-On, Inc.                                                                    117,454
                     5     Stanley Works                                                                        213
                63,759     Starbucks Corp. (a) (b)                                                        1,316,623
                19,915     Thor Industries, Inc.                                                            616,369
                83,070     Walt Disney Co. (b)                                                            2,281,102
                53,873     Williams-Sonoma, Inc.                                                          1,089,851
                                                                                               ---------------------
                                                                                                         22,416,866
                                                                                               ---------------------

                           CONSUMER STAPLES - 10.4%

                 4,619     BJ's Wholesale Club, Inc. (a) (c)                                                167,300
                 7,332     Brown-Forman Corp. - Class B (c)                                                 353,549
                16,003     Bunge Ltd. (Bermuda) (c)                                                       1,001,948
                16,858     Costco Wholesale Corp. (b)                                                       951,803
                 9,112     Estee Lauder Cos., Inc. - Class A (b)                                            337,873
                 3,962     Green Mountain Coffee Roasters, Inc. (a)                                         292,554
                 2,876     Pepsi Bottling Group, Inc. (c)                                                   104,801
                50,846     Philip Morris International, Inc. (b)                                          2,478,234
                   960     Procter & Gamble Co. (b)                                                          55,603
               240,442     Sara Lee Corp. (b)                                                             2,678,524
               177,228     SYSCO Corp. (b)                                                                4,404,116
               255,715     Tyson Foods, Inc. - Class A (b)                                                3,229,680
                42,506     Walgreen Co. (b)                                                               1,592,700
                 4,306     Wal-Mart Stores, Inc. (b)                                                        211,382
                                                                                               ---------------------
                                                                                                         17,860,067
                                                                                               ---------------------

                           ENERGY - 16.4%

                 1,588     Alpha Natural Resources, Inc. (a)                                                 55,739
                 5,554     BJ Services Co.                                                                  107,914
               100,812     Chevron Corp. (b)                                                              7,100,189
                 7,682     Concho Resources, Inc. (a)                                                       279,010
                36,264     ConocoPhillips (c)                                                             1,637,682
                 1,297     Continental Resources, Inc. (a) (b)                                               50,803
                 6,372     Encore Acquisition Co. (a) (b)                                                   238,313
                 4,499     EOG Resources, Inc. (b)                                                          375,712
                83,700     Exxon Mobil Corp. (b)                                                          5,742,657
                45,847     Hess Corp. (c)                                                                 2,450,981
                24,967     Marathon Oil Corp. (b)                                                           796,447
                 4,318     Massey Energy Co.                                                                120,429
                64,805     Murphy Oil Corp. (b)                                                           3,730,824
                66,837     Occidental Petroleum Corp. (c)                                                 5,240,021
                 9,140     Rowan Cos., Inc.                                                                 210,860
                                                                                               ---------------------
                                                                                                         28,137,581
                                                                                               ---------------------

                           FINANCIALS - 22.1%

                18,208     Aflac, Inc. (b)                                                                  778,210
                   405     Alexandria Real Estate Equities, Inc. - REIT (b)                                  22,012
                   910     Allied World Assurance Co. Holdings Ltd. (Bermuda) (c)                            43,616
                91,585     American Express Co.                                                           3,104,731
                 5,778     American Financial Group, Inc. (b)                                               147,339
                81,087     Bank of America Corp. (b)                                                      1,371,992
                34,983     Bank of Hawaii Corp. (b)                                                       1,453,194
                89,082     Bank of New York Mellon Corp. (b)                                              2,582,487
                18,435     BB&T Corp.                                                                       502,169
                12,928     BlackRock, Inc. (c)                                                            2,803,049
                13,069     BOK Financial Corp. (c)                                                          605,356
               102,282     Charles Schwab Corp. (c)                                                       1,958,700
                 8,660     Chubb Corp. (b)                                                                  436,551
                62,503     Citigroup, Inc.                                                                  302,515
                15,545     Cullen/Frost Bankers, Inc. (b)                                                   802,744
               153,864     Discover Financial Services (c)                                                2,497,213
                28,961     Franklin Resources, Inc. (c)                                                   2,913,477
                98,880     Hudson City Bancorp, Inc. (b)                                                  1,300,272
                25,145     Invesco Ltd. (Bermuda)                                                           572,300
                 2,744     Investment Technology Group, Inc. (a)                                             76,612
                50,438     Northern Trust Corp. (c)                                                       2,933,474
                 4,224     PartnerRe Ltd. (Bermuda)                                                         324,995
                16,692     Public Storage - REIT (b)                                                      1,255,906
                10,246     Rayonier, Inc. - REIT (b)                                                        419,164
                80,462     T Rowe Price Group, Inc. (c)                                                   3,677,113
                18,949     TD Ameritrade Holding Corp. (a)                                                  371,779
                27,430     Torchmark Corp. (b)                                                            1,191,285
                10,495     Unum Group                                                                       225,013
               146,793     US Bancorp. (b)                                                                3,208,895
                 5,006     Wells Fargo & Co.                                                                141,069
                                                                                               ---------------------
                                                                                                         38,023,232
                                                                                               ---------------------

                           HEALTH CARE - 20.7%

                26,769     Abbott Laboratories (b)                                                        1,324,262
               174,712     AmerisourceBergen Corp. (b)                                                    3,910,054
                79,129     Amgen, Inc. (a)                                                                4,765,940
                58,467     Biogen Idec, Inc. (a) (c)                                                      2,953,753
                70,284     Cardinal Health, Inc. (b)                                                      1,883,611
                12,826     CareFusion Corp. (a) (b)                                                         279,607
                33,033     Coventry Health Care, Inc. (a) (b)                                               659,339
                26,525     Forest Laboratories, Inc. (a) (b)                                                780,896
                45,071     Gilead Sciences, Inc. (a) (b)                                                  2,099,407
                33,454     Hill-Rom Holdings, Inc.                                                          728,628
                24,959     Humana, Inc. (a) (c)                                                             930,971
                44,249     Johnson & Johnson (c)                                                          2,694,321
                46,605     McKesson Corp. (c)                                                             2,775,328
                38,024     Merck & Co, Inc. (b)                                                           1,202,699
                21,999     OSI Pharmaceuticals, Inc. (a)                                                    776,565
               121,694     Pfizer, Inc. (b)                                                               2,014,036
                29,464     Schering-Plough Corp. (b)                                                        832,358
                25,189     Stryker Corp. (c)                                                              1,144,336
               237,324     Tenet Healthcare Corp. (a) (c)                                                 1,395,465
                   176     Varian Medical Systems, Inc. (a) (b)                                               7,415
                24,072     Wyeth (c)                                                                      1,169,418
                23,056     Zimmer Holdings, Inc. (a) (b)                                                  1,232,343
                                                                                               ---------------------
                                                                                                         35,560,752
                                                                                               ---------------------

                           INDUSTRIALS - 12.1%

                 6,251     Aecom Technology Corp. (a)                                                       169,652
                64,273     AGCO Corp. (a) (b)                                                             1,775,863
                   747     Crane Co.                                                                         19,280
                10,788     CSX Corp. (b)                                                                    451,586
                52,197     Fluor Corp. (c)                                                                2,654,218
                37,054     General Dynamics Corp. (b)                                                     2,393,688
                 3,964     General Electric Co.                                                              65,089
                21,277     Harsco Corp.                                                                     753,419
                 1,000     Hubbell, Inc. - Class B                                                           42,000
                 6,469     Illinois Tool Works, Inc. (b)                                                    276,291
                 1,128     ITT Corp. (c)                                                                     58,825
                10,422     Jacobs Engineering Group, Inc. (a) (c)                                           478,891
                 4,219     Joy Global, Inc.                                                                 206,478
               122,336     KBR, Inc.                                                                      2,849,206
                   605     Lincoln Electric Holdings, Inc. (b)                                               28,707
                48,378     Lockheed Martin Corp. (c)                                                      3,777,354
                42,604     Raytheon Co. (b)                                                               2,043,714
               164,946     Southwest Airlines Co.                                                         1,583,482
                11,190     Timken Co.                                                                       262,182
                 6,681     United Technologies Corp. (c)                                                    407,073
                 4,442     Waste Management, Inc. (b)                                                       132,460
                 3,465     WW Grainger, Inc.                                                                309,632
                                                                                               ---------------------
                                                                                                         20,739,090
                                                                                               ---------------------

                           INFORMATION TECHNOLOGY - 22.6%

                10,217     AVX Corp. (b)                                                                    121,889
                56,718     Broadcom Corp. - Class A (a)                                                   1,740,675
                15,243     Cisco Systems, Inc. (a) (b)                                                      358,820
                 3,944     Computer Sciences Corp. (a)                                                      207,888
               271,492     Corning, Inc. (c)                                                              4,156,543
                75,842     Dell, Inc. (a)                                                                 1,157,349
                98,004     eBay, Inc. (a) (b)                                                             2,313,874
                78,665     Electronic Arts, Inc. (a) (c)                                                  1,498,568
                 6,398     Genpact Ltd. (Bermuda) (a)                                                        78,695
                19,787     Hewlett-Packard Co. (b)                                                          934,144
                42,390     Ingram Micro, Inc. - Class A (a)                                                 714,272
               300,071     Intel Corp. (b)                                                                5,872,390
                27,187     International Business Machines Corp. (b)                                      3,251,837
                12,215     LSI Corp. (a)                                                                     67,060
               136,182     Microsoft Corp. (b)                                                            3,525,752
                28,767     Molex, Inc.                                                                      600,655
               286,901     Motorola, Inc. (b)                                                             2,464,480
                14,430     NCR Corp. (a) (b)                                                                199,423
                47,187     QUALCOMM, Inc. (b)                                                             2,122,471
                 3,239     Salesforce.com, Inc. (a)                                                         184,396
                13,587     Sun Microsystems, Inc. (a)                                                       123,506
                28,373     Tech Data Corp. (a) (c)                                                        1,180,601
               154,283     Texas Instruments, Inc. (b)                                                    3,654,964
                27,430     Visa, Inc. - Class A (c)                                                       1,895,687
                22,460     Yahoo!, Inc. (a) (b)                                                             400,013
                                                                                               ---------------------
                                                                                                         38,825,952
                                                                                               ---------------------

                           MATERIALS - 2.2%

                 9,014     Cabot Corp. (b)                                                                  208,314
                 1,019     CF Industries Holdings, Inc. (c)                                                  87,868
                 9,437     Commercial Metals Co.                                                            168,922
                41,987     Dow Chemical Co. (c)                                                           1,094,601
                 9,701     Eastman Chemical Co. (c)                                                         519,392
                18,481     International Paper Co.                                                          410,833
                21,537     MeadWestvaco Corp. (c)                                                           480,490
                 3,082     Packaging Corp. of America                                                        62,873
                 2,245     Schnitzer Steel Industries, Inc. - Class A                                       119,546
                   825     Sonoco Products Co.                                                               22,721
                15,448     Terra Industries, Inc. (b)                                                       535,582
                                                                                               ---------------------
                                                                                                          3,711,142
                                                                                               ---------------------

                           TELECOMMUNICATIONS - 4.7%

               136,036     AT&T, Inc. (b)                                                                 3,674,332
                57,274     NII Holdings, Inc. (a)                                                         1,717,075
               537,350     Sprint Nextel Corp. (a) (c)                                                    2,122,532
                12,170     United States Cellular Corp. (a) (c)                                             475,482
                                                                                               ---------------------
                                                                                                          7,989,421
                                                                                               ---------------------

                           UTILITIES - 3.9%

                32,793     Energen Corp. (c)                                                              1,413,378
               115,415     NRG Energy, Inc. (a) (c)                                                       3,253,549
                69,025     PPL Corp. (c)                                                                  2,094,219
                                                                                               ---------------------
                                                                                                          6,761,146
                                                                                               ---------------------
                           TOTAL LONG-TERM INVESTMENTS - 128.2%
                           (Cost $224,085,935)                                                          220,025,249
                                                                                               ---------------------

CONTRACTS
(100 SHARES                                                          EXPIRATION     EXERCISE
PER CONTRACT)              OPTIONS PURCHASED - 0.0% (a)                 DATE          PRICE                   VALUE
---------------------------------------------------------------------------------------------------------------------
                           CALL OPTIONS PURCHASED - 0.0% (a)

                   350     UAL Corp.                                  October 2009        9.00
                           (Cost $15,050)                                                                     26,250
                                                                                               ---------------------

NUMBER
OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
                           MONEY MARKET FUNDS - 1.0%

             1,773,727     Dreyfus Institutional Reserve Money Market Fund
                           (Cost $1,773,727)                                                               1,773,727
                                                                                                ---------------------

                           TOTAL INVESTMENTS - 129.2%
                           (Cost $225,874,712)                                                           221,825,226
                           Securities Sold Short - (30.0%)
                           (Proceeds $39,011,597)                                                        (51,507,626)
                           Total Value of Options Written
                           (Premiums received $3,333,371) - (1.1%)                                        (1,981,350)
                           Other Assets in excess of Liabilities  - 1.9%                                   3,341,923
                                                                                                ---------------------
                           NET ASSETS  - 100.0%                                                        $ 171,678,173
                                                                                                =====================

NUMBER
OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------
                           SECURITIES SOLD SHORT - 30.0%
                           COMMON STOCKS - 28.1%
                           CONSUMER DISCRETIONARY - 1.5%

                 1,126     AutoZone, Inc.                                                              $     164,644
                 5,884     Burger King Holdings, Inc.                                                        103,500
                26,532     Central European Media Enterprises Ltd. - Class A (Bermuda)                       908,721
                 1,305     Jarden Corp.                                                                       36,631
                 7,814     O'Reilly Automotive, Inc.                                                         282,398
                23,500     Toll Brothers, Inc.                                                               459,190
                25,749     Weight Watchers International, Inc.                                               706,552
                                                                                                ---------------------
                                                                                                           2,661,636
                                                                                                ---------------------

                           CONSUMER STAPLES - 0.2%

                 4,599     Ralcorp Holdings, Inc.                                                            268,904
                                                                                                ---------------------

                           ENERGY - 4.2%

                12,688     Chesapeake Energy Corp.                                                           360,339
               175,952     El Paso Corp.                                                                   1,815,825
                12,995     EXCO Resources, Inc.                                                              242,877
                 9,256     Exterran Holdings, Inc.                                                           219,737
                25,429     Forest Oil Corp.                                                                  497,646
                14,375     Helix Energy Solutions Group, Inc.                                                215,337
                22,463     Newfield Exploration Co.                                                          956,025
                70,213     Plains Exploration & Production Co.                                             1,942,092
                42,931     SandRidge Energy, Inc.                                                            556,386
                19,620     Teekay Corp. (Marshall Islands)                                                   429,089
                                                                                                ---------------------
                                                                                                           7,235,353
                                                                                                ---------------------

                           FINANCIALS - 8.0%

                 6,147     Affiliated Managers Group, Inc.                                                   399,616
                 3,120     American National Insurance Co.                                                   265,824
                   277     Ameriprise Financial, Inc.                                                         10,063
                14,391     Apartment Investment & Management Co. - Class A - REIT                            212,267
                 6,927     Camden Property Trust - REIT                                                      279,158
                 1,163     Capital One Financial Corp.                                                        41,554
                 4,173     Capitol Federal Financial                                                         137,375
                30,148     CB Richard Ellis Group, Inc. - Class A                                            353,938
                15,370     Comerica, Inc.                                                                    456,028
                30,233     First Horizon National Corp.                                                      399,985
                60,731     Genworth Financial, Inc. - Class A                                                725,735
               104,475     GLG Partners, Inc.                                                                421,034
                 4,103     Greenhill & Co., Inc.                                                             367,547
                34,937     Hartford Financial Services Group, Inc.                                           925,831
               101,036     Huntington Bancshares, Inc.                                                       475,880
                24,563     Jefferies Group, Inc.                                                             668,850
                52,132     Legg Mason, Inc.                                                                1,617,656
                 4,779     Leucadia National Corp.                                                           118,137
                15,592     Lincoln National Corp.                                                            403,989
                14,059     Loews Corp.                                                                       481,521
                 3,086     Markel Corp.                                                                    1,017,825
                 2,388     NASDAQ OMX Group, Inc.                                                             50,267
                 2,122     OneBeacon Insurance Group Ltd. - Class A (Bermuda)                                 29,156
                 1,547     ProLogis - REIT                                                                    18,440
                44,049     Protective Life Corp.                                                             943,530
                15,638     Prudential Financial, Inc.                                                        780,493
                 1,477     Regions Financial Corp.                                                             9,172
                96,619     SLM Corp.                                                                         842,518
                 2,344     St. Joe Co.                                                                        68,257
                   816     Student Loan Corp.                                                                 37,862
                36,742     Synovus Financial Corp.                                                           137,783
                   348     Vornado Realty Trust - REIT                                                        22,415
                59,018     Washington Federal, Inc.                                                          995,043
                   429     Zions Bancorporation                                                                7,709
                                                                                               ---------------------
                                                                                                          13,722,458
                                                                                               ---------------------

                           HEALTH CARE - 7.4%

                21,991     BioMarin Pharmaceutical, Inc.                                                     397,597
                23,294     DaVita, Inc.                                                                    1,319,372
                27,368     Dendreon Corp.                                                                    766,030
               172,359     Hologic, Inc.                                                                   2,816,346
                15,117     Inverness Medical Innovations, Inc.                                               585,482
                22,356     Kinetic Concepts, Inc.                                                            826,725
               160,092     King Pharmaceuticals, Inc.                                                      1,724,191
                24,712     Perrigo Co.                                                                       839,961
                22,462     United Therapeutics Corp.                                                       1,100,413
                 5,832     Valeant Pharmaceuticals International                                             163,646
                 1,482     VCA Antech, Inc.                                                                   39,851
                54,172     Vertex Pharmaceuticals, Inc.                                                    2,053,119
                                                                                               ---------------------
                                                                                                          12,632,733
                                                                                               ---------------------

                           INDUSTRIALS - 1.7%

                31,724     BE Aerospace, Inc.                                                                638,921
                77,541     Manitowoc Co., Inc.                                                               734,313
                19,577     Owens Corning                                                                     439,504
                23,069     TransDigm Group, Inc.                                                           1,149,067
                                                                                               ---------------------
                                                                                                           2,961,805
                                                                                               ---------------------

                           INFORMATION TECHNOLOGY - 3.9%

                85,074     Ciena Corp.                                                                     1,385,005
               135,595     Cypress Semiconductor Corp.                                                     1,400,696
                30,756     International Rectifier Corp.                                                     599,435
                12,263     Itron, Inc.                                                                       786,549
                51,341     Nuance Communications, Inc.                                                       768,061
                87,762     Rambus, Inc.                                                                    1,527,059
                 6,780     Rovi Corp.                                                                        227,808
                                                                                               ---------------------
                                                                                                           6,694,613
                                                                                               ---------------------

                           MATERIALS - 0.1%

                 6,822     Eagle Materials, Inc.                                                             194,973
                                                                                               ---------------------

                           TELECOMMUNICATIONS - 0.7%

                42,881     SBA Communications Corp. - Class A                                              1,159,073
                                                                                               ---------------------

                           UTILITIES - 0.4%

                12,481     American Water Works Co., Inc.                                                    248,871
                 7,324     Constellation Energy Group, Inc.                                                  237,078
                 4,678     Oneok, Inc.                                                                       171,308
                                                                                               ---------------------
                                                                                                             657,257
                                                                                               ---------------------


                           TOTAL COMMON STOCKS SOLD SHORT - 28.1 %
                           (Proceeds $36,444,060)                                                         48,188,805
                                                                                               ---------------------

                           TRACKING STOCKS - 1.5%
                           CONSUMER DISCRETIONARY - 1.5%

                49,613     Liberty Media Corp. - Capital Series A                                          1,037,904
                51,076     Liberty Media Corp. - Entertainment Series A                                    1,588,974
                                                                                               ---------------------
                           (Proceeds $2,115,147)                                                           2,626,878
                                                                                               ---------------------

                           MASTER LIMITED PARTNERSHIPS - 0.4%
                           FINANCIALS - 0.4%

                16,750     Lazard Ltd. - Class A (Bermuda)
                           (Proceeds $452,390)                                                               691,943
                                                                                               ---------------------

                           TOTAL SECURITIES SOLD SHORT - 30.0 %
                           (Proceeds $39,011,597)                                                       $ 51,507,626
                                                                                               =====================

CONTRACTS
(100 SHARES                                                                                EXPIRATION       EXERCISE
PER CONTRACT)              OPTIONS WRITTEN (a)                                                DATE            PRICE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                           CALL OPTIONS WRITTEN (A)

                 1,190     KBW Bank Index                                                  October 2009       50.00     $    53,550
                    95     Morgan Stanley Cyclical Index                                   October 2009      790.00          38,475
                   815     NYSE Arca Airline Index                                         October 2009       30.00          48,900
                    85     NYSE Arca Oil Index                                             October 2009    1,130.00           2,550
                   200     NYSE Arca Pharmaceutical Index                                  October 2009      290.00          53,500
                   165     Philadelphia Housing Index                                      October 2009      125.00           1,650
                   215     Philadelphia Semiconductor Index                                October 2009      330.00         155,875
                   115     Philadelphia Utility Index                                      October 2009      400.00          47,150
                   245     S&P 100 Index                                                   October 2009      490.00         196,000
                 2,070     S&P 100 Index                                                   October 2009      495.00       1,159,200
                   120     S&P 400 Midcap Index                                            October 2009      700.00         121,800
                   260     S&P 600 Small Cap Index                                         October 2009      325.00         102,700
                           TOTAL OPTIONS WRITTEN                                                                    ----------------
                           (Premiums received $3,333,371)                                                               $ 1,981,350
                                                                                                                    ================

KBW - Keefe, Bruyette & Woods, Inc.
REIT - Real Estate Investment Trust
S&P - Standard and Poor's

(a) Non-income producing security.

(b) All or a portion of these securities are held as collateral for Securities Sold Short.

(c) All or a portion of these securities are held as collateral for options.

Securities are classified by sectors that represent broad groupings of related industries.

 -------------------------------------------------------------------------------
                               Country Allocation*

 -------------------------------------------------------------------------------
       United States                                                    99.1%
       Bermuda                                                           0.9%
 -------------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.


                   Securities Sold Short Country Allocation**
 -------------------------------------------------------------------------------
       United States                                                    96.0%
       Bermuda                                                           3.2%
       Marshall Islands                                                  0.8%
 -------------------------------------------------------------------------------

**   Subject to change daily. Based on securities sold short.


On July 17, 2009, Claymore Group Inc., the parent of Claymore Advisors, LLC (the "Adviser"), entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClayAcquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. will merge into Claymore Group Inc., which will be the surviving entity. This transaction was completed on October 14, 2009 (the "Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Fund or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, the consummation of this transaction resulted in the automatic termination of the Advisory Agreement. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Old Mutual/Claymore Long-Short Fund (the "Fund") and the Adviser (the "Interim Advisory Agreement"). The Interim Advisory Agreement takes effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of the Fund. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement will be held in an interest-bearing escrow account with the Fund's custodian during the term of the Interim Advisory Agreement. If the Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Fund shall be paid to the Adviser. If the Fund's shareholders do not approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the Adviser shall be paid, out of the escrow account with respect to the Fund, the lesser of (i) the Adviser's costs incurred in providing the services under the Interim Advisory Agreement (including any interest earned on that amount while in escrow) with respect to the Fund; or (ii) the total amount in the escrow account (including any interest earned) with respect to the Fund. Other than the effective dates and the provisions set forth above regarding the advisory fees' placement into an escrow account, the terms and conditions of the Interim Advisory Agreement are substantively identical to those of the Advisory Agreement.

See previously submitted notes to financial statements for the period ended June 30, 2009.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of September 30, 2009.

Valuations at September 30, 2009

Description                               Level 1                Level 2               Level 3                   Total
                                    ---------------------    ----------------    --------------------    -----------------------
(value in $000s)
Assets:
Common stocks

   Consumer Discretionary                       $ 22,417                 $ -                     $ -                   $ 22,417
   Consumer Staples                               17,860                   -                       -                     17,860
   Energy                                         28,138                   -                       -                     28,138
   Financials                                     38,023                   -                       -                     38,023
   Health Care                                    35,561                   -                       -                     35,561
   Industrials                                    20,739                   -                       -                     20,739
   Information Technology                         38,826                   -                       -                     38,826
   Materials                                       3,711                   -                       -                      3,711
   Telecommunications                              7,989                   -                       -                      7,989
   Utilities                                       6,761                   -                       -                      6,761
Money Market Funds                                 1,774                   -                       -                      1,774
Options                                               26                   -                       -                         26
                                    ---------------------    ----------------    --------------------    -----------------------
Total                                          $ 221,825                 $ -                     $ -                  $ 221,825
                                    =====================    ================    ====================    =======================

Liabilities:
Common stocks

   Consumer Discretionary                        $ 2,662                 $ -                     $ -                    $ 2,662
   Consumer Staples                                  269                   -                       -                        269
   Energy                                          7,235                   -                       -                      7,235
   Financials                                     13,722                   -                       -                     13,722
   Health Care                                    12,633                   -                       -                     12,633
   Industrials                                     2,962                   -                       -                      2,962
   Information Technology                          6,695                   -                       -                      6,695
   Materials                                         195                   -                       -                        195
   Telecommunications                              1,159                   -                       -                      1,159
   Utilities                                         657                   -                       -                        657
Tracking stocks                                    2,627                   -                       -                      2,627
Master Limited Partnerships                          692                   -                       -                        692
Options                                            1,981                   -                       -                      1,981
                                    ---------------------    ----------------    --------------------    -----------------------
Total                                           $ 53,489                 $ -                     $ -                   $ 53,489
                                    =====================    ================    ====================    =======================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Old Mutual/Claymore Long-Short Fund


By: /s/ J. Thomas Futrell
        --------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date:   November 24, 2009


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ J. Thomas Futrell
        --------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date:   November 24, 2009


By: /s/ Steven M. Hill
        --------------------------------------------
        Steven M. Hill
        Treasurer and Chief Financial Officer

Date:   November 24, 2009